NOTE 6: SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2013
Subsequent Events [Abstract]
NOTE 6: SUBSEQUENT EVENTS

NOTE 6: Subsequent Events

On October 24, 2013, the Company entered into a debt restructuring agreement with Thomas Mills, the Company’s controlling shareholder, whereby he agreed to surrender for cancellation a promissory note in the principal amount of $100,000 originally issued to Ophion Management Ltd., a company controlled by Mr. Mills. The promissory note was cancelled on October 28, 2013.

In exchange for surrendering the promissory note, the Company agreed to issue to Mr. Mills a convertible note with a fixed maturity date of December 31, 2013. The convertible note, accrues simple interest at the rate of 20% per annum from June 20, 2013, and is convertible at any time by the holder into shares of the Company’s common stock at the rate of one share for each $0.005 of indebtedness secured by the convertible note. The convertible note was issued on October 28, 2013 and then rescinded by mutual agreement on November 20, 2013.

On November 20, 2013, the Company accepted a subscription from Mr. Mills for 20,000,000 shares of its common stock at a price of $0.005 per share, in full consideration of the $100,000 he advanced to the Company on June 20, 2013.